Registration No. 333-229237

Registration No. 811-22886

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 2	☒
AND/OR
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 26	☒

(Check appropriate box or boxes)

EQUITABLE AMERICA VARIABLE ACCOUNT K

OF

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

(Exact Name of Registrant)

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

(Name of Depositor)

1290 Avenue of the Americas, New York, New York 10104

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code: (212) 554-1234

SHANE DALY

VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL

Equitable Financial Life Insurance Company of America

1290 Avenue of the Americas, New York, New York 10104

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485.
☒	On May 1, 2020 pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

Units of interest in Separate Account under variable life policies.

Note

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, the sole purpose of this Post-Effective Amendment No. 2 is to delay the effective date of Post-Effective Amendment No. 1, which was filed on February 18, 2020. The PEA does not amend or delete the currently effective Prospectus, Supplement or Statement of Additional Information or any other part of the Registration Statement except as specifically noted herein. We will make a filing pursuant to Rule 485(b) at a future date which incorporates all staff comments and any required missing information or items.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 16th day of April, 2020.

EQUITABLE AMERICA VARIABLE ACCOUNT K OF EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA
(Registrant)

By:	Equitable Financial Life Insurance Company of America (Depositor)

By:	/s/ Shane Daly
Shane Daly Vice President and Associate General Counsel

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 16th day of April, 2020.

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA
(Depositor)

By:	/s/ Shane Daly
Shane Daly
Vice President and Associate General Counsel

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson	Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Anders B. Malmstrom	Senior Executive Vice President and Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*William Eckert	Senior Vice President and Chief Accounting Officer

*DIRECTORS:

Daniel G. Kaye Kristi Matus Ramon de Oliveira Mark Pearson	Bertram Scott George Stansfield Joan Lamm-Tennant Charles G.T. Stonehill

*By:	/s/ Shane Daly
Shane Daly
Attorney-in-Fact

April 16, 2020